Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	As of December 31,
	2023	2022
Smart electric vehicles	$175	$-
Vehicles in production	6,545	2,107
Auto parts and other materials	1,050	-
Total	$7,770	$2,107